Loans and Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 962,265	$ 953,110	$ 956,770	$ 967,604	$ 916,559
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Deferred income as a percentage of total loans outstanding	1.00%	1.00%
PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 568	$ 5,009
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	515,719	513,405	503,388	506,536	456,583
Total Commercial [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	80,152	71,465	69,920	65,284	58,117
Total Commercial [Member] | PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	4
Total Commercial [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	515,719	513,401
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	354,125	350,199	333,125	330,840	299,892
Commercial and industrial loans [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	70,494	62,564	60,106	55,396	49,049
Commercial and industrial loans [Member] | PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	4
Commercial and industrial loans [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	354,125	350,195
Commercial real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	121,824	121,014	126,599	132,491	122,160
Commercial real estate mortgage [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,004	6,731	8,033	8,541	8,350
Commercial real estate mortgage [Member] | PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Commercial real estate mortgage [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	121,824	121,014
Commercial real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,939	22,496	24,279	23,916	22,164
Commercial real estate construction [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,434	1,011	655	375	444
Commercial real estate construction [Member] | PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Commercial real estate construction [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,939	22,496
Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,831	19,696	19,385	19,289	12,367
Lease financing [Member] | Non-U.S. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,220	1,159	1,126	972	274
Lease financing [Member] | PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	0	0
Lease financing [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	19,831	19,696
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	446,546	439,705	453,382	461,068	459,976
Total Consumer [Member] | PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	568	5,005
Total Consumer [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	445,978	434,700
Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	323,356	$ 319,463
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility amount outstanding	37,900
Financing receivable line of credit facility conversion to term loan amount outstanding	$ 9,100
Financing receivable line of credit facility conversion to term loan percentage	24.00%
Financing receivable line of credit facility amount revolving credit conversion to term loan in next two years	$ 1,600
Financing receivable line of credit facility percentage revolving credit conversion to term loan in next two years	4.00%
Financing receivable line of credit facility amount revolving credit conversion to term loan in two to four years	$ 11,100
Financing receivable line of credit facility percentage revolving credit conversion to term loan in two to four years	29.00%
Financing receivable line of credit facility amount revolving credit conversion to term loan after four years	$ 16,100
Financing receivable line of credit facility percentage revolving credit conversion to term loan after four years	43.00%
Financing receivable line of credit facility remaining borrowing capacity	$ 58,900
Residential mortgage [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility periodic payment	1.50%
Financing receivable line of credit facility amount outstanding thirty or more days past due	$ 488
Financing receivable line of credit facility percentage thirty or more days past due	2.00%
Residential mortgage [Member] | Amortizing payment period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility amount outstanding thirty or more days past due	$ 399
Financing receivable line of credit facility percentage thirty or more days past due	4.00%
Residential mortgage [Member] | Minimum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	10 years
Residential mortgage [Member] | Median [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	15 years
Residential mortgage [Member] | Maximum [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility revolving credit conversion to term loan period	30 years
Residential mortgage [Member] | Maximum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	20 years
Residential mortgage [Member] | Geographic concentration risk [Member] | Loans [Member] | Maximum [Member] | California, larger metropolitan areas [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	5.00%
Residential mortgage [Member] | Interest-only loans [Member] | Minimum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	3 years
Residential mortgage [Member] | Interest-only loans [Member] | Maximum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	7 years
Residential mortgage [Member] | Interest-only loans [Member] | Product concentration risk [Member] | Loans [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	3.00%	4.00%
Residential mortgage [Member] | Option payment loans [Member] | Product concentration risk [Member] | Loans [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	1.00%
Residential mortgage [Member] | Fully amortizing payment loans [Member] | Minimum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	5 years
Residential mortgage [Member] | Fully amortizing payment loans [Member] | Maximum [Member] | Draw period [Member]
Financing Receivable Line of Credit Facility [Abstract]
Financing receivable line of credit facility expiration period	30 years
Residential mortgage [Member] | PCI [Member] | Geographic concentration risk [Member] | Loans [Member] | California [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	1.00%	1.00%
Residential mortgage [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 322,788	$ 314,458
Residential mortgage [Member] | Non-PCI [Member] | Geographic concentration risk [Member] | Loans [Member] | California [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	13.00%	12.00%
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 293,847	$ 285,065	284,054	275,579	273,869
Real estate 1-4 family first mortgage [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	293,292	280,077
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29,509	34,398	39,713	46,237	53,004
Real estate 1-4 family junior lien mortgage [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	29,496	34,381
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	41,013	39,025	37,976	36,700	34,039
Credit card [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	41,013	39,025
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	47,873	45,069	53,371	62,286	59,966
Automobile [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	47,873	45,069
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	34,304	36,148	$ 38,268	$ 40,266	$ 39,098
Other revolving credit and installment [Member] | Non-PCI [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 34,304	$ 36,148
Commercial and industrial loans and leases [Member] | Product concentration risk [Member] | Loans [Member] | Financial institutions except banks industry [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	12.00%	11.00%
Commercial and industrial loans and leases [Member] | Product concentration risk [Member] | Loans [Member] | Domestic [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, financing receivable amount	$ 0	$ 0
Commercial and industrial loans and leases [Member] | Product concentration risk [Member] | Loans [Member] | Minimum [Member] | Domestic [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Concentration risk, percentage	10.00%	10.00%